Offerings	Oct. 21, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.0087%
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of the securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, conversion or exchange of other securities or that are issued in units.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.0087%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.0087%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.0087%
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.0087%
Offering Note	See Note 1. Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share of preferred stock and will be evidenced by a depositary receipt.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	See Note 1. The warrants covered by this registration statement may be warrants for shares of common stock, shares of preferred stock or depositary shares representing shares of preferred stock.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.0087%
Offering Note	See Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.0087%
Offering Note	See Note 1. Each stock purchase contract obligates Elevance Health, Inc. to sell, and obligates the holder thereof to purchase, an indeterminate amount of shares of preferred stock or common stock being registered hereby.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.0087%
Offering Note	See Note 1. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of all of the registration fee. Each stock purchase unit consists of a stock purchase contract and senior debt securities or subordinated debt securities of Elevance Health, Inc. or debt obligations of third parties, including United States Treasury securities.